Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 169,469	$ 450,968
Term deposits	300,000
Accounts receivable, net of allowance for doubtful accounts of $nil and $nil as of December 31, 2014 and 2015, respectively	14,896	7,038
Amount due from related parties	1,175
Prepaid expenses and other current assets	18,297	8,009
Total current assets	503,837	466,015
Property and equipment, net	16,259	9,936
Rental deposits	743	793
Long term investments	19,318	1,760
Other non-current assets	2,000
Total assets	542,157	478,504
Current liabilities
Accounts payable (including accounts payable of the consolidated VIE without recourse to the Company of $3,728 and $9,040 as of December 31, 2014 and 2015, respectively)	10,445	5,900
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to the Company of $16,348 and $28,274 as of December 31, 2014 and 2015, respectively)	28,274	16,348
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of $1,100 and $1,954 as of December 31, 2014 and 2015, respectively)	26,694	9,415
Amount due to related parties (including amount due to related parties of the consolidated VIE without recourse to the Company of $nil and $nil as of December 31, 2014 and 2015, respectively)	6,532	6,450
Total current liabilities	71,945	38,113
Other non-current liabilities	1,826
Total liabilities	$ 73,771	$ 38,113
Commitments and contingencies (Note 14)
Equity
Treasury stock	$ (64,494)	$ (64,494)
Additional paid-in capital	631,474	613,678
Accumulated deficit	(94,109)	(107,806)
Accumulated other comprehensive loss	(4,526)	(1,027)
Total equity	468,386	440,391
Total liabilities and equity	542,157	478,504
Class A Common Stock [Member]
Equity
Ordinary shares, value	31	30
Class B Common Stock [Member]
Equity
Ordinary shares, value	$ 10	$ 10